Supplemental cash flow information	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information Explanatory [Abstract]
Supplemental cash flow information
17	Supplemental cash flow information

	2020	2019	2018
Non-cash investing activities
Acquisition of investments from the sale of asset	$-	$-	$1,000